Quarterly Report
September 30, 2023
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II
GSS-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 92.9%
Asset-Backed & Securitized – 7.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.132%, 11/15/2054 (i)	$3,577,891	$178,197
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.945% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,293,000	1,253,531
ACREC 2023-FL2 LLC, “A”, FLR, 7.562% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	729,883	728,489
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.946% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	671,500	651,237
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.846% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	1,107,000	1,072,596
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.963% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,405,000	1,367,515
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.412%, 7/15/2054 (i)	3,624,584	227,566
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.737%, 2/15/2054 (i)	2,364,703	194,785
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.638%, 12/15/2055 (i)	3,501,498	126,903
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.374%, 2/15/2054 (i)	7,595,456	467,325
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.265%, 3/15/2054 (i)	4,500,104	250,766
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.997%, 6/15/2054 (i)	6,472,444	289,393
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.378%, 7/15/2054 (i)	5,779,062	380,074
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.388%, 8/15/2054 (i)	6,743,885	448,522
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.145%, 9/15/2054 (i)	7,545,618	385,008
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	149,456	151,057
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 6.646% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	614,500	598,980
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.926% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	777,500	740,092
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.746% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	1,344,000	1,245,897
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	266,154	249,899
CarMax Auto Owner Trust, 2023-2, “A1”, 5.508%, 5/15/2024	219,085	219,069
Chesapeake Funding II LLC, 2023-2A, “A2”, 6.4% (SOFR - 1mo. + 1.1%), 10/14/2035 (n)	607,000	607,668
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.988%, 12/15/2072 (i)(n)	4,380,490	172,597
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.424%, 2/15/2054 (i)	5,820,404	398,060
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.884%, 4/15/2054 (i)	3,299,723	128,992
CPS Auto Trust, 2019-D, “E”, 3.86%, 10/15/2025 (n)	816,369	806,309
Dell Equipment Finance Trust 2023-1, “A2”, 5.65%, 9/22/2028 (n)	759,000	757,275
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	318,271	317,202
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	888,741	887,329
Exeter Automobile Receivables Trust 23-3A, “A2”, 6.11%, 9/15/2025	58,000	57,998
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	126,154	125,193
LAD Auto Receivables Trust, 2023-1A, “A2”, 5.68%, 10/15/2026 (n)	161,355	160,955
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.196% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,110,500	1,084,535
MF1 2021-FL5 Ltd., “AS”, FLR, 6.647% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	664,500	648,457
MF1 2021-FL5 Ltd., “B”, FLR, 6.896% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	836,500	813,603
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.997%, 12/15/2051 (i)	5,898,953	189,888
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.415%, 5/15/2054 (i)	2,868,449	178,262
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.327%, 6/15/2054 (i)	3,489,667	196,719
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.209%, 10/15/2054 (i)	13,353,337	717,580
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/24/2028 (n)	204,000	203,676
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/24/2028 (n)	188,000	187,728
Nissan Auto Receivables Owner Trust, 2023-A, 5.424%, 5/15/2024	162,071	162,051
PFP III 2021-7 Ltd., “AS”, FLR, 6.596% ((SOFR - 1mo. + 0.114%) + 1.15%), 4/14/2038 (n)	763,338	755,741
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	177,000	175,548
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.634% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (z)	574,359	567,057
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.934% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (z)	206,000	200,562
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	401,156	399,300
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.105%, 1/15/2052 (i)(n)	3,224,588	119,982
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.653%, 8/15/2054 (i)	1,307,911	99,900
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.163% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	136,425	136,356
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.163% (SOFR - 1mo. + 0.85%), 3/15/2027	569,190	569,947
		$23,053,371
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$475,377

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$147,000	$136,719
Medical & Health Technology & Services – 0.4%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$879,000	$855,171
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	246,000	238,753
		$1,093,924
Mortgage-Backed – 55.1%
Fannie Mae, 4.5%, 5/01/2025 - 4/01/2041	$1,898,815	$1,792,269
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	4,012,470	3,663,819
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	258,617	264,716
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	689,229	601,213
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	241,394	21,650
Fannie Mae, 2.002%, 1/25/2032	3,475,000	2,708,232
Fannie Mae, 4.35%, 2/01/2033	595,371	555,429
Fannie Mae, 3%, 2/25/2033 (i)	298,637	25,519
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	2,644,022	2,631,521
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	1,891,293	1,846,569
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	286,799	287,873
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	3,210,884	2,847,090
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	6,446,743	5,897,354
Fannie Mae, 1.75%, 10/25/2041	565,040	510,839
Fannie Mae, 2.75%, 9/25/2042	250,455	228,811
Fannie Mae, 2%, 5/25/2044 - 4/25/2046	312,257	278,534
Fannie Mae, UMBS, 2%, 10/01/2036 - 4/01/2052	19,510,340	15,503,139
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 4/30/2053	22,798,213	18,356,748
Fannie Mae, UMBS, 5%, 6/01/2038 - 4/30/2053	1,033,655	980,318
Fannie Mae, UMBS, 5.5%, 8/01/2038 - 8/31/2053	1,979,881	1,925,606
Fannie Mae, UMBS, 1.5%, 2/01/2042	63,681	49,153
Fannie Mae, UMBS, 3%, 6/01/2051 - 7/01/2052	5,484,516	4,558,638
Fannie Mae, UMBS, 3.5%, 5/01/2052	352,867	303,811
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 3/31/2053	688,170	633,580
Fannie Mae, UMBS, 6%, 12/01/2052 - 6/01/2053	288,802	290,343
Fannie Mae, UMBS, 6.5%, 7/31/2053 - 8/31/2053	775,001	778,745
Freddie Mac, 1.042%, 4/25/2024 (i)	10,820,082	29,742
Freddie Mac, 0.728%, 7/24/2024 (i)	14,227,744	41,785
Freddie Mac, 3.064%, 8/25/2024	1,638,109	1,603,222
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	1,172,073	1,095,742
Freddie Mac, 2.67%, 12/25/2024	3,924,000	3,792,025
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	771,225	709,875
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	9,721,919	8,664,704
Freddie Mac, 1.48%, 3/25/2027 (i)	1,030,000	43,056
Freddie Mac, 0.705%, 7/25/2027 (i)	28,966,238	522,826
Freddie Mac, 0.552%, 8/25/2027 (i)	23,811,037	332,143
Freddie Mac, 0.429%, 1/25/2028 (i)	40,018,062	467,403
Freddie Mac, 0.436%, 1/25/2028 (i)	17,194,851	207,152
Freddie Mac, 0.27%, 2/25/2028 (i)	48,676,762	295,405
Freddie Mac, 0.263%, 4/25/2028 (i)	31,517,230	183,657
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	6,606,633	5,719,526
Freddie Mac, 1.219%, 7/25/2029 (i)	4,409,761	223,048
Freddie Mac, 1.267%, 8/25/2029 (i)	7,635,685	407,144
Freddie Mac, 1.915%, 4/25/2030 (i)	1,602,831	154,552
Freddie Mac, 1.985%, 4/25/2030 (i)	4,034,514	393,604
Freddie Mac, 1.768%, 5/25/2030 (i)	2,174,913	195,053
Freddie Mac, 1.906%, 5/25/2030 (i)	4,905,689	473,319
Freddie Mac, 1.436%, 6/25/2030 (i)	1,983,331	146,025
Freddie Mac, 1.703%, 8/25/2030 (i)	1,814,781	160,588
Freddie Mac, 1.262%, 9/25/2030 (i)	1,149,690	75,827
Freddie Mac, 1.171%, 11/25/2030 (i)	2,249,951	139,447

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.419%, 1/25/2031 (i)	$8,717,620	$156,395
Freddie Mac, 0.872%, 1/25/2031 (i)	3,359,280	155,473
Freddie Mac, 1.026%, 1/25/2031 (i)	2,545,825	139,901
Freddie Mac, 0.611%, 3/25/2031 (i)	6,918,813	204,169
Freddie Mac, 0.828%, 3/25/2031 (i)	2,967,667	132,727
Freddie Mac, 1.325%, 5/25/2031 (i)	1,210,235	88,975
Freddie Mac, 1.039%, 7/25/2031 (i)	1,944,368	113,806
Freddie Mac, 0.608%, 8/25/2031 (i)	2,463,784	77,907
Freddie Mac, 0.632%, 9/25/2031 (i)	8,016,720	281,339
Freddie Mac, 0.955%, 9/25/2031 (i)	7,432,958	395,535
Freddie Mac, 0.441%, 11/25/2031 (i)	11,978,818	279,950
Freddie Mac, 0.597%, 12/25/2031 (i)	11,887,771	383,179
Freddie Mac, 0.665%, 12/25/2031 (i)	1,981,491	71,550
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	152,655	156,066
Freddie Mac, 0.128%, 8/24/2033 (i)	10,770,884	155,745
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	1,096,990	1,072,172
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	815,611	816,972
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2041	694,050	693,041
Freddie Mac, 5.5%, 2/15/2036 (i)	75,507	11,953
Freddie Mac, 4.5%, 12/15/2040 (i)	19,025	1,552
Freddie Mac, 1.75%, 8/15/2041	202,939	183,776
Freddie Mac, 3.25%, 11/25/2061	2,015,391	1,706,435
Freddie Mac, UMBS, 6.5%, 8/01/2032	13,809	14,003
Freddie Mac, UMBS, 2.5%, 11/01/2037 - 4/01/2052	4,225,538	3,465,472
Freddie Mac, UMBS, 5.5%, 4/01/2038 - 8/31/2053	982,017	954,042
Freddie Mac, UMBS, 2%, 2/01/2042 - 6/01/2052	11,966,108	9,154,791
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	321,900	280,820
Freddie Mac, UMBS, 3%, 7/01/2050 - 6/01/2052	2,407,102	1,994,329
Freddie Mac, UMBS, 1.5%, 5/01/2051 - 10/01/2051	1,713,056	1,233,706
Freddie Mac, UMBS, 4%, 5/01/2052 - 8/01/2052	766,559	687,601
Freddie Mac, UMBS, 5%, 3/01/2053	42,380	39,999
Freddie Mac, UMBS, 4.5%, 4/01/2053	582,539	535,059
Ginnie Mae, 5.5%, 7/15/2033 - 9/19/2053	6,739,902	6,553,052
Ginnie Mae, 5.677%, 8/20/2034	208,594	208,346
Ginnie Mae, 4%, 5/16/2039 - 9/20/2052	1,134,519	1,047,145
Ginnie Mae, 4.5%, 8/15/2039 - 10/20/2052	5,609,922	5,227,945
Ginnie Mae, 3.5%, 10/20/2041 (i)	82,966	3,171
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	2,004,496	1,797,441
Ginnie Mae, 2.5%, 6/20/2042 - 4/20/2052	6,004,339	4,911,264
Ginnie Mae, 4%, 8/16/2042 (i)	140,677	20,402
Ginnie Mae, 2.25%, 9/20/2043	76,270	72,223
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	6,612,575	5,636,890
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	5,420,617	4,287,225
Ginnie Mae, 5%, 1/20/2053 - 8/20/2053	4,759,025	4,511,718
Ginnie Mae, 0.584%, 2/16/2059 (i)	717,260	24,142
Ginnie Mae, TBA, 6%, 10/15/2053	6,275,000	6,217,643
Ginnie Mae, TBA, 3.5%, 10/23/2053	1,950,000	1,707,926
Ginnie Mae, TBA, 6.5%, 10/23/2053	1,925,000	1,935,828
UMBS, TBA, 5%, 10/24/2038	475,000	462,531
UMBS, TBA, 2%, 10/12/2053	1,425,000	1,083,779
		$164,965,500
Municipals – 0.9%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	$615,000	$558,621
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	335,000	305,186
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	102,998	96,300
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	960,000	989,105
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	295,000	268,062

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	$280,000	$272,045
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	225,000	210,425
		$2,699,744
U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 4.98%, 11/01/2023	$4,268	$4,259
Small Business Administration, 4.77%, 4/01/2024	24,497	24,323
Small Business Administration, 5.52%, 6/01/2024	8,505	8,475
Small Business Administration, 4.99%, 9/01/2024	1,419	1,401
Small Business Administration, 5.11%, 4/01/2025	23,400	22,963
Small Business Administration, 2.21%, 2/01/2033	274,875	245,314
Small Business Administration, 2.22%, 3/01/2033	425,739	376,158
Small Business Administration, 3.15%, 7/01/2033	411,832	378,639
Small Business Administration, 3.16%, 8/01/2033	259,256	237,983
Small Business Administration, 3.62%, 9/01/2033	148,552	138,553
		$1,438,068
U.S. Treasury Obligations – 28.1%
U.S. Treasury Bonds, 6%, 2/15/2026	$2,699,000	$2,759,727
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	1,956,846
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	344,783
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	1,246,964
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	6,329,916
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	10,016,048
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	14,059,000	9,546,940
U.S. Treasury Notes, 0.375%, 10/31/2023	1,062,900	1,058,728
U.S. Treasury Notes, 0.75%, 12/31/2023	12,875,300	12,728,441
U.S. Treasury Notes, 2.5%, 5/15/2024	5,385,000	5,288,449
U.S. Treasury Notes, 3.875%, 3/31/2025	2,660,000	2,607,112
U.S. Treasury Notes, 2%, 8/15/2025	438,000	413,859
U.S. Treasury Notes, 3.5%, 9/15/2025	3,258,000	3,162,551
U.S. Treasury Notes, 2.625%, 12/31/2025	2,800,000	2,661,312
U.S. Treasury Notes, 3.625%, 3/31/2028	9,593,000	9,196,539
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,149,844
U.S. Treasury Notes, 4.125%, 8/31/2030	5,164,000	5,012,307
U.S. Treasury Notes, 1.625%, 5/15/2031	6,239,000	5,065,288
U.S. Treasury Notes, 1.375%, 11/15/2031	2,119,500	1,661,324
		$84,206,978
Total Bonds		$278,069,681
Investment Companies (h) – 10.6%
Money Market Funds – 10.6%
MFS Institutional Money Market Portfolio, 5.4% (v)	31,851,766	$31,858,136

Other Assets, Less Liabilities – (3.5)%		(10,476,752)
Net Assets – 100.0%		$299,451,065
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $31,858,136 and $278,069,681, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,267,690, representing 5.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.634% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036		$574,359	$567,057
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.934% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036		206,000	200,562
Total Restricted Securities			$767,619
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 9/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	89	$10,126,531	December – 2023	$440,455
U.S. Treasury Note 5 yr	Short	USD	75	7,901,953	December – 2023	958
U.S. Treasury Ultra Bond 30 yr	Short	USD	2	237,375	December – 2023	15,055
						$456,468
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	497	$53,707,062	December – 2023	$(952,409)
U.S. Treasury Note 2 yr	Long	USD	38	7,703,016	December – 2023	(433)
U.S. Treasury Ultra Note 10 yr	Long	USD	58	6,470,625	December – 2023	(155,503)
						$(1,108,345)
At September 30, 2023, the fund had liquid securities with an aggregate value of $999,576 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of

Supplemental Information (unaudited) – continued
investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$85,645,046	$—	$85,645,046
Municipal Bonds	—	2,699,744	—	2,699,744
U.S. Corporate Bonds	—	1,706,020	—	1,706,020
Residential Mortgage-Backed Securities	—	164,965,500	—	164,965,500
Commercial Mortgage-Backed Securities	—	11,737,284	—	11,737,284
Asset-Backed Securities (including CDOs)	—	11,316,087	—	11,316,087
Mutual Funds	31,858,136	—	—	31,858,136
Total	$31,858,136	$278,069,681	$—	$309,927,817
Other Financial Instruments
Futures Contracts – Assets	$456,468	$—	$—	$456,468
Futures Contracts – Liabilities	(1,108,345)	—	—	(1,108,345)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,359,601	$138,670,295	$122,172,700	$(2,832)	$3,772	$31,858,136
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$945,643	$—